NET FINANCE COSTS	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
NET FINANCE COSTS	NET FINANCE COSTS

For the years ended	Note	March 31 2025	March 31 2024
Interest expense		$92,195	$65,210
Interest on lease liabilities	8	6,048	5,473
Interest income		(6,049)	(1,979)
		$92,194	$68,704